Property and Equipment, Net	12 Months Ended
Sep. 30, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Buildings and improvements	$14,204	$14,888
Vehicles	378	335
Other equipment and devices	296	348
Total property and equipment	14,878	15,571
Less: accumulated depreciation	(4,016)	(3,676)
Property and equipment, net	$10,863	$11,895

For the years ended September 30, 2016, 2015 and 2014, depreciation expenses were US$534,377, US$615,000 and US$$574,719, respectively.